Assets Held for Sale Assets Held for Sale (Details) (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	May 22, 2012
Assets Held for Sale [Abstract]
Minimum Remaining Terms of Leases and Concessions on Undeveloped Acreage	5 years
Proceeds from Sale of Property Held-for-sale		$ 14,000,000
Closing costs related to sale of property				633,000
Real Estate Taxes and Insurance				792,000
Escrow Deposits Related to Property Sales		830,000
Gain (Loss) on Sale of Property Plant Equipment				213,000
Amortization of deferred gain on sale of headquarters building		26,000	0
Operating Leases, Rent Expense		$ 357,000